Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	Year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands

Salaries and expenses relating to employees	20	-	-
Service providers and other expenses	78	31	30

	98	31	30